Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Summary of trade and other payables

	Non-current 2021 US$m	Current 2021 US$m	Total 2021 US$m	Non-current 2020 US$m	Current 2020 US$m	Total 2020 US$m
Trade payables	—	3,410	3,410	1	3,124	3,125
Other financial payables	254	909	1,163	298	862	1,160
Other payables	82	110	192	97	115	212
Deferred income(a)	141	399	540	133	344	477
Accruals	42	1,488	1,530	27	1,294	1,321
Employee entitlements	—	798	798	—	762	762
Royalties and mining taxes	2	574	576	3	863	866
Amounts owed to equity accounted units	213	40	253	190	51	241
Government grants deferred	64	5	69	71	6	77
Total	798	7,733	8,531	820	7,421	8,241
(a)Deferred income includes contract liabilities of US$383 million (2020: US$338 million).